FORM 24f-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

1.   Name and  address of issuer:
                  Old Westbury Funds, Inc., 6 St. James Avenue
                  Boston, MA  02116

2.   Name of each series or class of funds for which this notice is filed:
                  The Old Westbury International Fund

3.   Investment Company Act File Number:811-7912

         Securities Act File Number:                          33-66528

4.   Last day of fiscal year for which this notice is filed:
                  October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                     [     ]
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year:
                  0
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                  0
9.   Number and aggregate sale price of securities sold during the fiscal year:
                  Number = 2,725,287              Sale Price = $26,859,241
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                  Number = 2,725,287              Sale Price = $26,859,241
11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
Instruction B.7): Number =  78,231       Sale Price = $751,802



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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the fiscal
          year in reliance on rule 24f-2 (from Item 10):           $26,859,241

     (ii) Aggregate price of shares issued in connection with dividend
                  reinvestment plans (from Item 11, if applicable):   +751,802

     (iii)Aggregate price of shares redeemed or repurchased during
          the fiscal year (if applicable):                         -18,315,186

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                                       +0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
          (ii), less line (iii), plus line (iv)] (if applicable):    9,295,857

     (vi) Divisor prescribed by Section 6(b) of the Securities Act of
          1933 or other applicable law or regulation (see Instruction
          C.6):                                                          2,900

     (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:   $ 3,205.47

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [    ]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository: $3,205.47 on 12/27/95.

                                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)   /s/___David Danielson_________

                                       ___Assistant Treasurer_____


         Date     __December 26, 1995_____




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Battle Fowler LLP
A Limited Liability Partnership
Park Avenue Tower
75 East 55th Street
New York, NY 10022


December 21, 1995


Old Westbury Funds, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Gentlemen:

We have acted as counsel to Old Westbury Funds, Inc. (the "Fund") in connection with the preparation of the Rule 24f-2 Notice (the "Notice") covering 2,803,518 shares of Common Stock, par value $.001 per share, of the Fund.

We have examined copies of the Certificate of Incorporation and By laws of the Fund, the Registration Statement, and such other corporate records and documents, including the consent of the Board of Directors and the minutes of the meeting of the Board of Directors of the Fund, as we have deemed necessary for the purpose of this opinion. We have also examined such other documents, papers, statutes and authorities as we deemed necessary to form a basis for the opinion hereinafter expressed. In our examination of such material, we have assumed the genuineness of all signatures and the conformity to original documents of fact material to such opinion, and we have relied upon statements and certificates of officers and representatives of the Fund and others.

Based upon the foregoing, we are of the opinion that 2,803,518 shares of Common Stock, par value $.001 per share of the Fund, the registration of which the Notice makes definitive, were legally issued, fully paid and nonassessable.

We hereby consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice.

Very truly yours,

/s/ Battle Fowler LLP

Battle Fowler LLP